Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Current year	$ (2,857)	$ (2,082)	$ (2,863)
(Underprovided)/overprovided in prior years	159	119	58
Current tax expense	(2,698)	(1,963)	(2,805)
Origination and reversal of temporary differences	319	(30)	(21)
(Utilization)/recognition of deferred tax assets on tax losses	24	13	13
Recognition of previously unrecognized tax losses	5	48	27
Deferred tax (expense)/income	348	31	19
Total income tax expense	$ (2,350)	$ (1,932)	$ (2,786)